UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2015

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 100.6%

CAYMAN ISLANDS — 58.3%
ACIS CLO
6.751%, 11/01/26	$10,500,000	$9,933,000
Arrowpoint CLO, Ser 2014-2A, Cl SUB
03/12/26 (B)(C)	6,000,000	4,230,000
B&M CLO, Ser 2014-1A
6.004%, 04/16/26 (B)(D)	5,250,000	4,339,125
B&M CLO, Ser 2014-1A, Cl C
4.004%, 04/16/26 (B)(D)	10,000,000	9,540,000
B&M CLO, Ser 2014-1A, Cl D
5.004%, 04/16/26 (B)(D)	8,750,000	7,560,000
Battalion CLO, Ser 2012-3A, Cl SUB
01/18/25 (B)(C)	39,200,000	35,134,960
Battalion CLO, Ser 2013-4A
10/22/25 (C)	31,800,000	21,942,000
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	24,773,250
Battalion CLO, Ser 2014-7A
5.500%, 10/17/26	6,417,000	5,994,761
Battalion CLO VII, Ser 2014-7A
(B)(C)	11,375,000	9,668,750
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	7,093,000
Benefit Street Partners CLO, Ser 2013-IIA
07/15/24 (B)(C)	23,450,000	23,215,500
Benefit Street Partners CLO, Ser 2013-IIIA, Cl SUB
01/20/26 (B)(C)	21,873,500	17,280,065
Benefit Street Partners CLO IV
07/20/26 (B)(C)	15,596,000	13,100,640
Benefit Street Partners CLO V
(C)	16,200,000	14,013,000
Benefit Street Partners CLO VI
(C)	20,400,000	20,400,000
Brentwood CLO, Ser 2006-1A, Cl C
1.855%, 02/01/22 (B)(D)	8,500,000	7,607,500
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.507%, 04/20/22 (B)(D)	7,975,000	7,875,313
Cerberus Offshore Levered I L.P., Ser 2012-1A, Cl B
5.020%, 11/30/18 (B)(D)	1,391,481	1,399,134
Figueroa CLO, Ser 2013-1
03/21/24 (C)	17,500,000	13,212,500
Figueroa CLO, Ser 2013-2
12/18/25 (C)	13,070,000	11,538,196
Fortress Credit Funding, Ser 2012-6A, Cl C
6.007%, 08/15/22 (B)(D)	9,860,000	9,850,140
Fortress Credit Funding, Ser 2012-6A, Cl D
6.507%, 08/15/22 (B)(D)	2,210,000	2,214,641
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
6.504%, 04/28/26 (B)(D)	13,000,000	12,281,100
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl C
3.784%, 10/15/26	2,000,000	1,975,600
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl D
4.734%, 10/15/26	4,000,000	3,927,200
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	10,000
Grayson CLO, Ser 2006-1A, Cl C
1.805%, 11/01/21 (B)(D)	10,250,000	9,301,875
Great Lakes CLO, Ser 2012-1A, Cl E
5.753%, 01/15/23 (B)(D)	12,897,000	11,832,998

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2015

Description	Par Value	Fair Value
Great Lakes CLO, Ser 2012-1A, Cl SUB
01/15/23 (B)(C)	$21,336,000	$15,788,640
Great Lakes CLO, Ser 2014-1A
(C)	24,200,000	19,360,000
Great Lakes CLO, Ser 2014-1A, Cl F
6.253%, 04/15/25 (B)(D)	7,750,000	6,471,250
Harbourview CLO VII, Ser 7A
5.361%, 11/18/26	7,000,000	6,090,000
Hildene CLO, Ser 2014-2A, Cl C
3.157%, 07/19/26 (B)(D)	4,000,000	3,918,000
Hildene CLO, Ser 2014-2A, Cl D
3.957%, 07/19/26 (B)(D)	4,000,000	3,839,200
Hildene CLO, Ser 2014-2A, Cl E
5.357%, 07/19/26 (B)(D)	6,000,000	5,351,400
Ivy Hill Middle Market Credit Fund, Ser 7A
10/20/25 (B)(C)	24,552,000	19,641,600
JFIN MM CLO, Ser 2014-1A, Cl C
2.917%, 04/20/25 (B)(D)	3,750,000	3,525,000
JFIN MM CLO, Ser 2014-1A, Cl D
3.607%, 04/10/25 (B)(D)	10,826,000	9,959,920
JFIN MM CLO, Ser 2014-1A, Cl E
6.757%, 04/10/25	12,500,000	11,625,000
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.257%, 01/20/21 (B)(D)	4,000,000	3,980,000
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.011%, 02/20/22 (B)(D)	4,500,000	4,398,750
Kingsland, Ser 2013-6A, Cl E
5.256%, 10/28/24 (B)(D)	2,000,000	1,803,800
KVK CLO, Ser 2012-2A, Cl SUB
02/10/25 (B)(C)	33,573,000	22,326,045
Lockwood Grove CLO, Ser 2014-1A, Cl E
6.793%, 01/25/24	15,000,000	14,887,500
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/24 (B)(C)	18,488,000	17,840,920
Midocean Credit CLO, Ser 2014-3A
6.256%, 07/21/26	7,250,000	6,122,625
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.782%, 08/28/26 (B)(D)	4,500,000	4,455,000
Nelder Grove CLO, Ser 2014-1A, Cl E
7.012%, 08/28/26 (B)(D)	9,000,000	8,910,000
Neuberger Berman CLO, Ser 2012-13A, Cl SUB
01/23/24 (B)(C)	4,274,000	2,350,700
Neuberger Berman CLO, Ser 2013-15A
10/25/25 (B)(C)	18,151,850	13,795,406
Neuberger Berman CLO, Ser 2014-16A, Cl SFN
04/15/26 (B)(C)	1,995,000	1,496,250
Neuberger Berman CLO, Ser 2014-16A, Cl SUB
04/15/26 (B)(C)	29,925,000	20,498,625
Neuberger Berman CLO, Ser 2014-17A, Cl SFN
08/04/25 (B)(C)	341,579	290,342
Neuberger Berman CLO, Ser 2014-17A, Cl SUB
08/04/25 (B)(C)	5,900,000	4,808,500
Newstar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.356%, 07/25/25 (B)(D)	15,000,000	13,875,000
OCP CLO, Ser 2012-2A, Cl SUB
11/22/23 (B)(C)	18,445,000	11,804,800
OFSI Fund VI, Ser 2014-6A, Cl C
3.903%, 03/20/25 (B)(D)	4,000,000	3,710,000
Peaks CLO, Ser 2014-1A
4.753%, 06/15/26	2,750,000	2,557,500
Rockwall CDO, Ser 2006-1A, Cl A2L
0.905%, 08/01/21 (B)(D)	6,300,000	6,032,250
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.505%, 08/01/24 (B)(D)	7,347,038	7,152,342

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2015

Description	Par Value	Fair Value
Salus CLO, Ser 2012-1A, Cl D
8.265%, 03/05/21 (B)(D)	$5,000,000	$5,209,000
Salus CLO, Ser 2012-1I, Cl E
10.765%, 03/05/21 (D)	7,500,000	7,935,000
Shackleton CLO, Ser 2014-6A, Cl E
5.228%, 07/17/26 (B)(D)	4,000,000	3,498,800
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	16,695,000
Shackleton I CLO, Ser 2012-1A, Cl INC
08/14/23 (B)(C)	15,500,000	10,075,000
TICP CLO
(C)	7,000,000	5,740,000
Tricadia CDO, Ser 2006-6X, Cl B2L
5.723%, 11/05/41 (D)	4,005,978	5,127,651
Trinitas CLO, Ser 2014-1A, Cl C
3.053%, 04/15/26 (B)(D)	2,500,000	2,395,000
Trinitas CLO, Ser 2014-1A, Cl D
3.853%, 04/15/26 (B)(D)	4,000,000	3,754,000
Trinitas CLO, Ser 2014-1A, Cl SUB
04/15/26 (B)(C)	16,713,000	14,958,135
Trinitas CLO, Ser 2014-2A
4.053%, 07/15/26	7,553,000	7,175,350
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/16 (B)(C)	6,500,000	1,950,000
Venture CDO, Ser 2012-10A
07/20/22 (B)(C)	12,312,000	8,249,040
Venture CDO, Ser 2012-10A, Cl F
7.257%, 07/20/22 (B)(D)	5,000,000	5,000,000
Venture CDO, Ser 2012-11A
11/14/22 (B)(C)	12,500,000	8,500,000
Venture CDO, Ser 2012-11A, Cl F
7.757%, 11/14/22 (B)(D)	9,000,000	8,910,000
Venture CDO, Ser 2012-12A, Cl SUB
02/28/24 (B)(C)	38,240,000	29,444,800
Venture XIV CLO, Ser 2013-14A
08/28/25 (B)(C)	1,338,889	1,044,333
Venture XIV CLO, Ser 2013-14A, Cl SUB
08/28/25 (B)(C)	21,930,000	17,763,300
Zais Investment Grade IX, Ser 9A, Cl B
1.106%, 04/27/52 (B)(D)	18,000,000	15,660,000
Zohar CDO, Ser 2007-3A, Cl A2
0.820%, 04/15/19 (B)(D)	90,000,000	18,000,000
Zohar CDO, Ser 2007-3A, Cl A3
1.020%, 04/15/19 (B)(D)	56,000,000	14,560,000

		811,555,022

IRELAND — 23.2%
Battalion CLO VIII, Ser 2015-8A, Cl D
04/18/27 (B)(C)	7,750,000	7,078,927
Battalion CLO VIII, Ser 2015-8A, Cl SUB
(B)(C)	25,125,000	25,125,000
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
(C)	36,203,000	32,582,700
Cerberus Onshore II CLO, Ser 2014-1A, Cl A1
2.253%, 10/15/23 (B)(D)	25,000,000	25,015,000
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
4.703%, 10/15/23 (B)(D)	22,500,000	20,925,000
CVP Cascade CLO, Ser 2014-2A, Cl D
5.057%, 07/18/26	5,539,000	4,755,232
CVP Cascade CLO, Ser 2014-2A, Cl E
6.057%, 07/18/26	8,000,000	6,668,000
Fifth Street Senior Loan Fund, Ser 2015-1A
7.456%, 01/20/27	9,000,000	7,650,810
Fortress Credit Funding, Ser 2012-5A, Cl B
5.057%, 08/15/22 (B)(D)	21,015,000	21,015,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2015

Description	Par Value	Fair Value
Fortress Credit Funding, Ser 2012-5A, Cl C
6.007%, 08/15/22 (B)(D)	$23,200,000	$23,176,800
Fortress Credit Funding, Ser 2012-5A, Cl D
6.507%, 08/15/22 (B)(D)	5,200,000	5,210,920
Fortress Credit Funding, Ser 2012-5I, Cl E
6.507%, 08/15/22 (D)	19,800,000	19,407,960
ICE 3 Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	32,947,500
ICE 3 Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	22,785,000
ICE 3 Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	15,000,000	12,975,000
ICE 3 Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	9,375,000
ICE EM CLO, Ser 2007-1A, Cl A2
0.982%, 08/15/22 (B)(D)	6,515,007	6,303,270
ICE EM CLO, Ser 2007-1A, Cl A3
1.232%, 08/15/22 (B)(D)	5,000,000	4,450,000
ICE Global Credit CLO, Ser 2012-1A, Cl E
9.074%, 04/04/23 (B)(D)	9,000,000	8,370,000
Newstar Clarendon Fund CLO, Ser 2014-1A
6.293%, 01/25/27	23,726,000	21,737,998
Newstar Trust, Ser 2012-2A, Cl A
2.157%, 01/20/23 (B)(D)	5,000,000	5,004,906

		322,560,023

JERSEY — 0.7%
Saranac CLO, Ser 2014-2A, Cl C
3.011%, 02/20/25 (B)(D)	3,333,000	3,208,013
Saranac CLO, Ser 2014-2A, Cl E
5.411%, 02/20/25 (B)(D)	6,667,000	6,033,635

		9,241,648

UNITED STATES — 18.4%
Battalion CLO VIII
(C)	30,000,000	31,880,700
Fifth Street Senior Loan Fund II Warehouse Note
(C)	35,000,000	35,000,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
5.269%, 03/31/27 (B)(D)	2,000,000	1,954,600
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
7.019%, 03/31/27 (B)(D)	8,300,000	7,913,220
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl F
6.984%, 10/15/26 (B)(D)	9,000,000	8,552,700
Ivy Hill IV
07/03/21 (C)	85,000,000	82,450,000
Newstar Commercial Loan Funding
5.767%, 01/20/27	3,625,000	3,625,000
NXT Capital CLO, Ser 2012-1A, Cl E
7.753%, 07/20/22 (B)(D)	10,286,000	10,234,570
TICC CLO, Ser 2012-1A
2.012%, 08/25/23	75,000,000	75,000,000

		256,610,790

Total Asset-Backed Securities (Cost $1,407,835,524)		1,399,967,483

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2015

Description	Shares	Fair Value

REGISTERED INVESTMENT COMPANIES (E) — 0.6%

UNITED STATES — 0.6%
Ares Dynamic Credit Allocation Fund	105,413	$1,711,907
Blackstone/GSO Senior Floating Rate Term Fund	9,198	158,573
Neuberger Berman High Yield Strategies Fund	160,338	1,978,571
Nuveen Preferred & Income Term Fund	24,326	569,958
Stone Harbor Emerging Markets Income Fund	76,509	1,186,655
Western Asset Emerging Markets Income Fund	232,344	2,581,342

Total Registered Investment Companies (Cost $8,638,349)		8,187,006

CASH EQUIVALENT — 3.0%

UNITED STATES — 3.0%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.010%(F)(G)	42,299,896	42,299,896

Total Cash Equivalent (Cost $42,299,896)		42,299,896

Total Investments — 104.2% (Cost $1,458,773,769) (H)		$1,450,454,385

Percentages based on Limited Partners’ Capital of $1,392,002,741.

Transactions with affiliated funds during the year ended March 31, 2015 are as follows:

	Value of Shares Held as of 3/31/2015	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$42,299,896	$92,219,350	$105,944,527	$—	$1,828

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2015 was $1,399,967,483 and represented 100.6% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2015, the market value of the Rule 144A positions amounted to $1,166,505,700 or 83.8% of Limited Partners’ Capital.
(C)	Represents equity / residual tranche.
(D)	Variable rate security. The rate reported is the rate in effect as of March 31, 2015.
(E)	Closed-End Fund traded on exchange.
(F)	Rate shown is the 7-day effective yield as of March 31, 2015.
(G)	Investment in affiliated security.
(H)	The aggregate cost of investments for tax purposes was $1,458,773,769. Net unrealized depreciation on investments for tax purposes was $(8,319,384) consisting of $100,940,090 gross unrealized appreciation and $109,259,474 of gross unrealized depreciation.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,399,967,483	$1,399,967,483
Registered Investment Companies	8,187,006	—	—	8,187,006
Cash Equivalent	42,299,896	—	—	42,299,896

Total Investments in Securities	$50,486,902	$—	$1,399,967,483	$1,450,454,385

(1)	Of the $1,399,967,483 in Level 3 securities as if March 31, 2015, all were valued via dealer quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2015

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2015	$1,338,325,013
Accrued discounts/premiums	4,637,832
Realized gain/(loss)	6,188,341
Change in unrealized appreciation/(depreciation)	5,358,404
Proceeds from Sales	(80,923,261)
Purchases	126,381,154

Ending balance as of March 31, 2015	$1,399,967,483

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$7,686,645

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 29, 2015

By (Signature and Title)	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Treasurer

Date: May 29, 2015